Organization and Principal Activities - Schedule of Consolidated Assets and Liabilities Information and Consolidated Operating Results and Cash Flows Information of the Group's VIE and VIE's Subsidiaries (Details) - VIE and VIE’s Subsidiaries [Member] - CNY (¥)
¥ in Thousands
		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Consolidated Assets and Liabilities Information and Consolidated Operating Results and Cash Flows Information of the Group's VIE and VIE's Subsidiaries [Line Items]
Cash and cash equivalents		¥ 11,248		¥ 4,493
Restricted cash		6,409		9,928
Accounts receivable, net		156,735		176,529
Prepayments and other current assets		78,477		81,239
Inventories		5,064		5,380
Total current assets		573,799		596,361
Property, plant and equipment, net		10,131		8,115
Intangible assets, net		168
Right-of-use assets		324		785
Equity method investments, net		159,658		159,658
Long-term equity investment, net		13,000		2,000
Total non-current assets		183,281		170,558
Total assets		757,080		766,919
Accounts payable		94,741		98,175
Customers’ refundable fees		18,839		14,433
Accrued expenses and other payables		76,147		69,174
Income tax payables		6		11
Lease liabilities		324		671
Total current liabilities		1,905,816		1,899,864
Non-current liabilities
Income tax payables		20,427		20,746
Lease liabilities				130
Total non-current liabilities		20,427		45,876
Total liabilities		1,926,243		1,945,740
Total revenue		131,080	¥ 182,285
Net income		201,796	8,403
Net cash used in operating activities		866,981	25,045
Net cash (used in)/provided by investing activities		(1,852)	3,192
Net cash used in financing activities		(878,000)	(25,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash			(1)
Net (decrease)/increase in cash, cash equivalents and restricted cash		(12,871)	3,236
Cash, cash equivalents and restricted cash at the beginning of the period		45,082	14,421
Cash, cash equivalents and restricted cash at the end of the period		32,211	¥ 17,657
Related Party [Member]
Schedule of Consolidated Assets and Liabilities Information and Consolidated Operating Results and Cash Flows Information of the Group's VIE and VIE's Subsidiaries [Line Items]
Amount due from related parties	[1]	315,866		318,792
Amounts due to related parties	[1]	1,715,759		1,717,400
Non-current liabilities
Long-term loans from a related party excluding current installments (Note (ii))	[2]			¥ 25,000

[1]	Amounts due from and to related parties include the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.
[2]	Long-term loans from a related party represents entrusted loans with maturities from 3 to 5 years at annual interest rates from 0.2% to 0.5% from Fangdd Information via Bank of China and Bank of Beijing, which are eliminated upon consolidation and were fully repaid by the end of June, 30, 2025.